Pensions and post-retirement benefits - Balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 3,568
Current service cost	(227)		£ (247)	£ (243)
Interest costs or income on scheme liabilities or assets	122		26	40
Past service cost	(20)		0	4
Net defined benefit liability (asset), end of period	4,479		3,568
Net surplus	4,479		3,568
Retirement benefit assets	4,743		3,879
Retirement benefit liabilities	(264)		(311)
Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	3,819
Benefits paid	1,299		1,268
Net defined benefit liability (asset), end of period	4,690		3,819
Net surplus	4,690		3,819
Retirement benefit assets	4,690		3,819
Retirement benefit liabilities	0		0
Retirement benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(31,899)	$ (31,899)	(33,190)
Current service cost	(227)		(247)
Interest costs or income on scheme liabilities or assets	(724)		(422)
Past service cost	(20)		0
Remeasurement (loss)/gain – financial	10,995		848
Remeasurement (loss)/gain – demographic	268		53
Remeasurement (loss)/gain – experience	(521)		(249)
Employee contributions	(4)		(4)
Benefits paid	1,339		1,309
Exchange and other movements	(88)		3
Net defined benefit liability (asset), end of period	(20,881)		(31,899)	(33,190)
Retirement benefit obligations | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(30,859)		(32,108)
Current service cost	(197)		(225)
Interest costs or income on scheme liabilities or assets	(707)		(405)
Past service cost	(20)		0
Remeasurement (loss)/gain – financial	10,734		820
Remeasurement (loss)/gain – demographic	270		50
Remeasurement (loss)/gain – experience	(510)		(259)
Employee contributions	0		0
Benefits paid	1,299		1,268
Exchange and other movements	0		0
Net defined benefit liability (asset), end of period	(19,990)		(30,859)	(32,108)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	35,467		34,713
Interest costs or income on scheme liabilities or assets	846		448
Employer contribution	1,808		971
Employee contributions	4		4
Benefits paid	(1,339)		(1,309)
Remeasurement – return on scheme assets (less)/greater than discount rate	(11,510)		653
Exchange and other movements	84		(13)
Net defined benefit liability (asset), end of period	25,360		35,467	34,713
Fair value of plan assets | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	34,678		33,915
Interest costs or income on scheme liabilities or assets	829		434
Employer contribution	1,785		955
Employee contributions	0		0
Benefits paid	(1,299)		(1,268)
Remeasurement – return on scheme assets (less)/greater than discount rate	(11,313)		642
Exchange and other movements	0		0
Net defined benefit liability (asset), end of period	£ 24,680		£ 34,678	£ 33,915